EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.34%
176,802	CF Industries Holdings Inc	$ 15,159,004
130,805	DuPont de Nemours Inc	9,756,744
70,729	Eastman Chemical Co	5,426,329
385,144	Freeport-McMoRan Inc	14,362,020
26,353	International Flavors & Fragrances Inc	1,796,484
270,331	International Paper Co	9,588,640
67,951	PPG Industries Inc	8,820,040
8,464	RPM International Inc	802,472
		65,711,733
Communications — 4.81%
65,073	AT&T Inc	977,396
22,269	Charter Communications Inc Class A(a)	9,794,352
29,100	Cisco Systems Inc	1,564,416
247,790	Comcast Corp Class A	10,987,009
56,919	Meta Platforms Inc Class A(a)	17,087,653
631,696	News Corp Class A	12,671,822
68,539	News Corp Class B	1,430,409
43,760	T-Mobile US Inc(a)	6,128,588
132,087	Verizon Communications Inc	4,280,940
98,540	Walt Disney Co(a)	7,986,667
		72,909,252
Consumer, Cyclical — 8.78%
41,039	Best Buy Co Inc	2,850,979
81,495	BJ's Wholesale Club Holdings Inc(a)	5,816,298
9,202	Cummins Inc	2,102,289
12,500	Dollar General Corp	1,322,500
364,284	General Motors Co	12,010,444
58,614	Hilton Worldwide Holdings Inc	8,802,651
131,176	Kohl's Corp	2,749,449
130,465	Las Vegas Sands Corp	5,980,516
222,437	Mattel Inc(a)	4,900,287
13,754	O'Reilly Automotive Inc(a)	12,500,460
257,868	PulteGroup Inc	19,095,125
514,559	Southwest Airlines Co	13,929,112
63,175	Target Corp	6,985,260
31,002	TJX Cos Inc	2,755,458
195,064	Walmart Inc	31,196,586
		132,997,414
Consumer, Non-Cyclical — 24.45%
100,401	Abbott Laboratories	9,723,837
102,840	AbbVie Inc	15,329,330
192,217	Altria Group Inc	8,082,725
262,424	AstraZeneca PLC Sponsored ADR	17,771,353
58,327	Becton Dickinson & Co	15,079,280
8,884	Biogen Inc(a)	2,283,277
13,207	Cardinal Health Inc	1,146,632
21,754	Centene Corp(a)	1,498,415
76,628	Cigna Corp	21,920,972
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
168,488	Coca-Cola Co	$ 9,431,958
57,599	Colgate-Palmolive Co	4,095,865
316,156	Conagra Brands Inc	8,668,998
12,642	Constellation Brands Inc Class A	3,177,314
193,539	Corteva Inc	9,901,455
117,887	CVS Health Corp	8,230,870
39,433	Danaher Corp	9,783,327
60,066	Elevance Health Inc	26,153,937
54,537	GE HealthCare Technologies Inc	3,710,697
2,200	Humana Inc	1,070,344
61,277	Johnson & Johnson	9,543,893
496,548	Kenvue Inc	9,970,684
235,830	Keurig Dr Pepper Inc	7,445,153
61,854	Kimberly-Clark Corp	7,475,056
42,501	McKesson Corp	18,481,560
89,942	Medtronic PLC	7,047,855
212,799	Merck & Co Inc	21,907,657
13,374	Mondelez International Inc Class A	928,156
213,245	Pfizer Inc	7,073,337
141,089	Philip Morris International Inc	13,062,020
98,298	Procter & Gamble Co	14,337,746
24,043	Regeneron Pharmaceuticals Inc(a)	19,786,427
115,594	Sanofi	12,411,937
13,584	Sanofi ADR	728,646
21,772	Thermo Fisher Scientific Inc	11,020,333
120,197	Tyson Foods Inc Class A	6,068,747
30,996	United Rentals Inc	13,779,891
460,837	Viatris Inc	4,543,853
69,435	Zimmer Biomet Holdings Inc	7,791,996
		370,465,533
Energy — 9.12%
15,696	Chevron Corp	2,646,659
132,074	ConocoPhillips	15,822,465
92,148	Enbridge Inc	3,058,392
56,270	EOG Resources Inc	7,132,785
76,327	EQT Corp	3,097,350
351,487	Exxon Mobil Corp	41,327,841
47,113	Hess Corp	7,208,289
427,369	Shell PLC	13,542,611
88,083	Suncor Energy Inc	3,028,293
118,204	TC Energy Corp(b)	4,065,017
290,213	TotalEnergies SE(b)	19,081,321
62,305	TotalEnergies SE Sponsored ADR	4,097,177
82,640	Valero Energy Corp	11,710,915
72,654	Williams Cos Inc	2,447,713
		138,266,828
Financial — 21.61%
474,611	American International Group Inc	28,761,427
24,897	American Tower Corp REIT	4,094,312

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
138,739	Apollo Global Management Inc	$ 12,453,213
123,554	Assured Guaranty Ltd	7,477,488
342,020	AXA SA	10,147,347
816,063	Bank of America Corp	22,343,805
30,033	Bank of New York Mellon Corp	1,280,908
66,986	Capital One Financial Corp	6,500,991
53,922	Carlyle Group Inc	1,626,288
402,583	Charles Schwab Corp	22,101,807
75,117	Chubb Ltd	15,637,857
458,345	Citigroup Inc	18,851,730
424,513	Equitable Holdings Inc	12,051,924
170,416	Equity Residential REIT	10,005,123
301,373	Fifth Third Bancorp	7,633,778
192,031	Gaming & Leisure Properties Inc REIT	8,747,012
56,950	Goldman Sachs Group Inc	18,427,312
97,930	Hartford Financial Services Group Inc	6,944,216
611,562	Huntington Bancshares Inc	6,360,245
108,638	JPMorgan Chase & Co	15,754,683
4,000	Lamar Advertising Co REIT Class A	333,880
117,716	Loews Corp	7,452,600
172,152	MetLife Inc	10,830,082
38,352	Morgan Stanley	3,132,208
102,993	PNC Financial Services Group Inc	12,644,450
191,611	Rayonier Inc REIT	5,453,249
70,923	State Street Corp	4,749,004
223,228	US Bancorp	7,379,918
255,839	Vornado Realty Trust REIT	5,802,429
490,080	Wells Fargo & Co	20,024,669
16,760	Welltower Inc REIT	1,372,979
364,587	Weyerhaeuser Co REIT	11,178,237
		327,555,171
Industrial — 10.46%
16,031	3M Co	1,500,822
99,965	Ball Corp	4,976,258
49,036	Boeing Co(a)	9,399,220
174,420	CRH PLC	9,542,988
51,044	FedEx Corp	13,522,576
16,923	Flowserve Corp	673,028
150,435	General Electric Co	16,630,589
50,019	Honeywell International Inc	9,240,510
165,706	Ingersoll Rand Inc	10,558,786
150,950	Johnson Controls International PLC	8,032,049
65,706	L3Harris Technologies Inc	11,440,729
19,760	Norfolk Southern Corp	3,891,337
26,803	Northrop Grumman Corp	11,798,413
124,171	RTX Corp	8,936,587
50,387	Siemens AG	7,200,744
93,947	Stanley Black & Decker Inc	7,852,090
85,646	Stericycle Inc(a)	3,829,233
21,988	TE Connectivity Ltd	2,716,178
Shares		Fair Value
Industrial — (continued)
17,100	Union Pacific Corp	$ 3,482,073
52,620	United Parcel Service Inc Class B	8,201,879
165,833	Vontier Corp	5,127,556
		158,553,645
Technology — 8.52%
12,000	Accenture PLC Class A	3,685,320
4,000	Advanced Micro Devices Inc(a)	411,280
55,929	Applied Materials Inc	7,743,370
68,635	Fiserv Inc(a)	7,753,010
119,920	Microsoft Corp	37,864,740
35,142	NXP Semiconductors NV	7,025,589
196,078	Oracle Corp	20,768,581
293,559	QUALCOMM Inc	32,602,662
102,578	Samsung Electronics Co Ltd	5,185,741
37,992	Texas Instruments Inc	6,041,108
		129,081,401
Utilities — 5.79%
171,806	Ameren Corp	12,856,243
99,669	Constellation Energy Corp	10,871,894
212,537	Dominion Energy Inc	9,494,028
221,817	Exelon Corp	8,382,464
83,723	NextEra Energy Inc	4,796,491
42,579	NiSource Inc	1,050,850
338,004	NRG Energy Inc	13,019,914
62,533	PG&E Corp(a)	1,008,657
86,622	Sempra	5,892,895
315,068	Southern Co	20,391,200
		87,764,636
TOTAL COMMON STOCK — 97.88% (Cost $1,280,798,217)		$1,483,305,613
CONVERTIBLE PREFERRED STOCK
Utilities — 0.12%
29,238	NextEra Energy Inc 6.93%(b)	1,100,518
7,260	NiSource Inc 7.75%	707,342
TOTAL CONVERTIBLE PREFERRED STOCK — 0.12% (Cost $2,177,668)		$1,807,860
PREFERRED STOCK
Consumer, Cyclical — 0.74%
53,314	Dr Ing hc F Porsche AG	5,002,299
54,289	Volkswagen AG	6,237,773
TOTAL PREFERRED STOCK — 0.74% (Cost $14,188,146)		$11,240,072

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.70%
$4,029,441	Undivided interest of 23.07% in a repurchase agreement (principal amount/value $17,520,516 with a maturity value of $17,528,254) with Credit Agricole Securities (USA) Inc, 5.30%, dated 9/30/23 to be repurchased at $4,029,441 on 10/2/23 collateralized by Government National Mortgage Association securities, 5.00%, 3/20/53, with a value of $17,870,926.(c)	$ 4,029,441
2,405,918	Undivided interest of 3.33% in a repurchase agreement (principal amount/value $72,477,196 with a maturity value of $72,509,207) with Bank of Montreal, 5.30%, dated 9/30/23 to be repurchased at $2,405,918 on 10/2/23 collateralized by Federal National Mortgage Association securities, 2.50% - 6.00%, 10/1/31 - 10/1/53, with a value of $73,926,740.(c)	2,405,918
6,435,356	Undivided interest of 5.68% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $6,435,356 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(c)	6,435,356
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,435,356	Undivided interest of 5.80% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $6,435,356 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(c)	$ 6,435,356
6,435,356	Undivided interest of 5.90% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $6,435,356 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(c)	6,435,356
TOTAL SHORT TERM INVESTMENTS — 1.70% (Cost $25,741,427)		$25,741,427
TOTAL INVESTMENTS — 100.44% (Cost $1,322,905,458)		$1,522,094,972
OTHER ASSETS & LIABILITIES, NET — (0.44)%		$(6,710,596)
TOTAL NET ASSETS — 100.00%		$1,515,384,376

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2023.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	2,052,315	EUR	1,901,300	12/20/2023	$34,006
BB	USD	3,222,013	GBP	2,586,200	12/20/2023	64,369
CGM	USD	2,598,079	EUR	2,407,300	12/20/2023	42,630
CGM	USD	6,606,129	GBP	5,302,500	12/20/2023	131,994
GS	USD	2,754,968	GBP	2,211,600	12/20/2023	54,695
HSB	USD	10,147,788	EUR	9,427,600	12/20/2023	140,001
MS	USD	659,758	EUR	610,700	12/20/2023	11,474
MS	USD	2,503,007	GBP	2,019,200	12/20/2023	37,647
SSB	USD	2,382,706	EUR	2,207,800	12/20/2023	39,036
SSB	USD	8,509,055	GBP	6,829,700	12/20/2023	170,271
UBS	USD	6,197,480	EUR	5,755,300	12/20/2023	87,991
WES	USD	2,086,926	EUR	1,933,700	12/20/2023	34,224
					Net Appreciation	$848,338
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Counterparty Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$65,711,733	$—	$—	$65,711,733
Communications	72,909,252	—	—	72,909,252
Consumer, Cyclical	132,997,414	—	—	132,997,414
Consumer, Non-cyclical	358,053,596	12,411,937	—	370,465,533
Energy	105,642,896	32,623,932	—	138,266,828
Financial	317,407,824	10,147,347	—	327,555,171
Industrial	141,809,913	16,743,732	—	158,553,645
Technology	123,895,660	5,185,741	—	129,081,401
Utilities	87,764,636	—	—	87,764,636
	1,406,192,924	77,112,689	—	1,483,305,613
Convertible Preferred Stock	—	1,807,860	—	1,807,860
Preferred Stock	—	11,240,072	—	11,240,072
Short Term Investments	—	25,741,427	—	25,741,427
Total investments, at fair value:	1,406,192,924	115,902,048	—	1,522,094,972
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	848,338	—	848,338
Total Assets	$1,406,192,924	$116,750,386	$—	$1,522,943,310
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date

September 29, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $64,801,379 in forward contracts for the reporting period.

September 29, 2023